Investment properties, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investment properties, net [Line Items]
Investment property	$ 222,000	$ 10,089,000	$ 10,719,000
Rental income from investment property	234,677	1,821,320	$ 1,710,766
Disposals, investment property
El Derby Capital Building [Member] | Buenaventura Ingenieros S.A. [Member]
Disclosure of Investment properties, net [Line Items]
Investment property	9,600
Disposals, investment property	11,250,000
At fair value [member]
Disclosure of Investment properties, net [Line Items]
Investment property	$ 191,086	$ 23,624,295